Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments, Net of Sublease Income, Under Non-Cancelable Operating Leases	Future minimum lease payments, net of sublease income, under non-cancelable operating leases are as follows at December 31, 2014:

Years Ending December 31,
2015	$262
2016	268
2017	45

$575